Identifiable Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

The following table provides the components of and changes in the carrying amount of Goodwill:
(MILLIONS OF DOLLARS)	GIP	VOC	GEP	Total
Balance, January 1, 2013	$13,482	$11,766	$18,413	$43,661
Derecognition(a)	—	—	(292)	(292)
Other(b)	(272)	(207)	(371)	(850)
Balance, December 31, 2013	13,210	11,559	17,750	42,519
Additions(c)	—	—	125	125
Other(b)	(178)	(161)	(236)	(575)
Balance, December 31, 2014	$13,032	$11,398	$17,639	$42,069

(a)	Reflects the goodwill derecognized as part of the transfer of certain product rights, which constituted a business, to our equity-method investment in China. For additional information, see Note 2E.

(b)	Primarily reflects the impact of foreign exchange.

(c)	Reflects the acquisition of InnoPharma. For additional information, see Note 2A.

Schedule of Finite-Lived Intangible Assets

The following table provides the components of Identifiable intangible assets:
	December 31, 2014			December 31, 2013
(MILLIONS OF DOLLARS)	Gross Carrying Amount	Accumulated Amortization	Identifiable Intangible Assets, less Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization	Identifiable Intangible Assets, less Accumulated Amortization
Finite-lived intangible assets
Developed technology rights	$70,946	$(44,694)	$26,252	$72,038	$(41,541)	$30,497
Brands	1,951	(855)	1,096	1,743	(773)	970
Licensing agreements and other	991	(832)	159	896	(805)	91
	73,887	(46,381)	27,506	74,677	(43,119)	31,558
Indefinite-lived intangible assets
Brands and other	7,273		7,273	7,384		7,384
In-process research and development	387		387	443		443
	7,660		7,660	7,827		7,827
Identifiable intangible assets(a)	$81,547	$(46,381)	$35,166	$82,504	$(43,119)	$39,385

(a)
The decrease in identifiable intangible assets, less accumulated amortization, is primarily due to amortization and, to a much lesser extent, asset impairment charges, partially offset by assets acquired as part of the InnoPharma acquisition,the Nexium OTC milestones and other asset acquisitions. For information about impairments of intangible assets, see Note 4. For information about the assets acquired from InnoPharma and the Nexium OTC milestones, see Note 2A and Note 2B, respectively.

Our identifiable intangible assets are associated with the following, as a percentage of total identifiable intangible assets, less accumulated amortization:
	December 31, 2014
	GIP	VOC	GEP
Developed technology rights	33%	34%	33%
Brands, finite-lived	—%	80%	20%
Brands, indefinite-lived	—%	69%	31%
In-process research and development	7%	31%	62%

Schedule of Indefinite-Lived Intangible Assets

The following table provides the components of Identifiable intangible assets:
	December 31, 2014			December 31, 2013
(MILLIONS OF DOLLARS)	Gross Carrying Amount	Accumulated Amortization	Identifiable Intangible Assets, less Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization	Identifiable Intangible Assets, less Accumulated Amortization
Finite-lived intangible assets
Developed technology rights	$70,946	$(44,694)	$26,252	$72,038	$(41,541)	$30,497
Brands	1,951	(855)	1,096	1,743	(773)	970
Licensing agreements and other	991	(832)	159	896	(805)	91
	73,887	(46,381)	27,506	74,677	(43,119)	31,558
Indefinite-lived intangible assets
Brands and other	7,273		7,273	7,384		7,384
In-process research and development	387		387	443		443
	7,660		7,660	7,827		7,827
Identifiable intangible assets(a)	$81,547	$(46,381)	$35,166	$82,504	$(43,119)	$39,385

(a)
The decrease in identifiable intangible assets, less accumulated amortization, is primarily due to amortization and, to a much lesser extent, asset impairment charges, partially offset by assets acquired as part of the InnoPharma acquisition,the Nexium OTC milestones and other asset acquisitions. For information about impairments of intangible assets, see Note 4. For information about the assets acquired from InnoPharma and the Nexium OTC milestones, see Note 2A and Note 2B, respectively.

Our identifiable intangible assets are associated with the following, as a percentage of total identifiable intangible assets, less accumulated amortization:
	December 31, 2014
	GIP	VOC	GEP
Developed technology rights	33%	34%	33%
Brands, finite-lived	—%	80%	20%
Brands, indefinite-lived	—%	69%	31%
In-process research and development	7%	31%	62%

Schedule of Expected Amortization Expense

The following table provides the annual amortization expense expected for the years 2015 through 2019:
(MILLIONS OF DOLLARS)	2015	2016	2017	2018	2019
Amortization expense	$3,665	$3,413	$3,311	$3,203	$2,888